Summary of Significant Accounting Policies - Schedule of Finite Useful Lives and the Average Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Technology software [Member] | Bottom of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	5 years
Technology software [Member] | Top of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	10 years
Brands [Member] | Bottom of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	22 years
Brands [Member] | Top of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	25 years
Customer relationships [Member] | Bottom of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	3 years
Customer relationships [Member] | Top of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	17 years
Non-competition agreements [Member] | Bottom of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	5 years
Non-competition agreements [Member] | Top of Range [Member]
Schedule of Finite Useful Lives and the Average Useful Lives [Line Items]
Useful lives	6 years